Non-trading securities - Additional Information (Detail) - Insurance subsidiary [Member] ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2015 JPY (¥)	Sep. 30, 2014 JPY (¥)	Sep. 30, 2015 JPY (¥)	Sep. 30, 2014 JPY (¥)	Mar. 31, 2015
Non-trading debt securities [Line Items]
Non-trading securities disposed	¥ 24,603	¥ 27,652	¥ 33,884	¥ 42,320
Non-trading securities realized gain	3,005	364	3,490	463
Non-trading securities realized loss	20	11	138	13
Total proceeds received from disposals	¥ 27,588	28,005	¥ 37,236	42,770
Total number of non-trading securities that are in an unrealized loss positions	40		40		26
Other-than-temporary impairment loss recognized for non-trading equity securities	¥ 433	12	¥ 433	15
Other-than-temporary impairment loss recognized within other comprehensive income (loss)	¥ (27)	¥ (2)	¥ 20	¥ 0